Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Other current liabilities:
Withholdings	$ 515	$ 774	$ 1,477
Other	3,451	9,871	449
Total	3,966	10,645	1,926
Other non-current liabilities:
Long-term accrued expenses	3,077	721	8,036
Others	146	960	229
Total	$ 3,223	$ 1,681	$ 8,265